Note 10 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]
	2015	2014
Fixed rate	$65	$223
Variable rate	59,028	51,011
Standby letters of credit	3,322	4,110